Share-Based Payments - Summary of Information on Stock Option Activity (Detail) - Stock options [member]	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	5,644,044	5,644,044			3,822,772	3,822,772
Option exercisable, ending balance	6,922,172	6,922,172	5,644,044	5,644,044
Weighted- average exercise price per share, beginning balance | €		€ 27.47				€ 28.02
Weighted- average exercise price per share, exercised | €
Weighted- average exercise price per share, ending balance | €		€ 26.30		€ 27.47
Option outstanding, beginning balance	8,978,106	8,978,106			9,332,604	9,332,604
Option outstanding, granted	1,650,800	1,650,800	140,000	140,000
Option outstanding, exercised	0	0	(319,568)	(319,568)
Option outstanding, forfeited or expired	(956,524)	(956,524)	(174,930)	(174,930)
Option outstanding, ending balance	9,672,382	9,672,382	8,978,106	8,978,106
Weighted average exercise price per share, beginning balance | €		€ 25.36				€ 25.17
Weighted average exercise price per share, granted | €		17.90		€ 22.96
Weighted average exercise price per share, exercised | €		0		19.72
Weighted average exercise price per share, forfeited or expired | €		24.01		23.68
Weighted average exercise price per share, ending balance | €		€ 24.22		€ 25.36
Remaining Average Useful Life	6 years 9 months 18 days	6 years 9 months 18 days	7 years 3 months 18 days	7 years 3 months 18 days	8 years 3 months 18 days	8 years 3 months 18 days
Calyxt Inc. [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	1,278,038	1,278,038			1,244,968	1,244,968
Option exercisable, ending balance	1,789,567	1,789,567	1,278,038	1,278,038
Weighted- average exercise price per share, beginning balance | $	$ 7.45				$ 5.20
Weighted- average exercise price per share, ending balance | $	$ 8.73		$ 7.45
Option outstanding, beginning balance	3,201,887	3,201,887			3,883,432	3,883,432
Option outstanding, granted	1,590,000	1,590,000	554,243	554,243
Option outstanding, exercised	(95,327)	(95,327)	(592,342)	(592,342)
Option outstanding, forfeited or expired	(227,696)	(227,696)	(643,446)	(643,446)
Option outstanding, other activity	12,495	12,495
Option outstanding, ending balance	4,481,359	4,481,359	3,201,887	3,201,887
Weighted average exercise price per share, beginning balance | $	$ 10.67				$ 9.16
Weighted average exercise price per share, granted | $	13.80		$ 16.69
Weighted average exercise price per share, exercised | $	3.61		4.43
Weighted average exercise price per share, forfeited or expired | $	14.68		12.52
Weighted average exercise price per share, other activity | $	13.29
Weighted average exercise price per share, ending balance | $	$ 11.73		$ 10.67
Remaining Average Useful Life	6 years 9 months 18 days	6 years 9 months 18 days	8 years 2 months 12 days	8 years 2 months 12 days	8 years 9 months 18 days	8 years 9 months 18 days